Expense Example, No Redemption - John Hancock Income Fund - Class C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	485
Expense Example, No Redemption, 5 Years	838
Expense Example, No Redemption, 10 Years	$ 1,645